Guarantor Financial Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 135.5	$ 2,982.4	$ 2,239.4	$ 1,482.2
Restricted cash	86.0	54.6
Accounts receivable, net	1,201.2	1,035.1
Inventories	635.4	544.8
Prepaid expenses and other current assets	197.4	221.5
Other current assets	70.0	49.3
Total current assets	2,255.5	5,183.1
Non-current assets:
Investments	50.8	43.7
Property, plant and equipment, net	828.1	837.5
Other intangible assets, net	9,173.3	4,934.4	2,312.6
Goodwill	4,147.8	2,474.9	624.6
Deferred tax asset	121.0	112.1
Other non-current assets	33.3	46.4
Total assets	16,609.8	13,632.1
Current liabilities:
Short-term borrowings	1,511.5	850.0
Other current liabilities	144.0	262.5
Total current liabilities	3,706.1	3,021.9
Non-current liabilities
Long-term borrowings	69.9	0.0
Deferred tax liability	2,205.9	1,210.6
Other non-current liabilities	798.8	736.7
Total liabilities	6,780.7	4,969.2
Equity:
Total equity	9,829.1	8,662.9	5,366.0	3,809.2
Total liabilities and equity	16,609.8	13,632.1
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable, net	0.0	0.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	0.0	0.0
Intercompany Receivable, Current	(3,164.9)	(115.9)
Total current assets	(3,164.9)	(115.9)
Non-current assets:
Investments	(14,477.2)	(9,666.2)
Property, plant and equipment, net	0.0	0.0
Other intangible assets, net	0.0	0.0
Goodwill	0.0	0.0
Other non-current assets	0.0	0.0
Total assets	(17,642.1)	(9,782.1)
Current liabilities:
Accounts payable and accrued expenses	0.0	0.0
Short-term borrowings	0.0	0.0
Intercompany Payables, Current	(3,164.9)	(115.9)
Other current liabilities	0.0	0.0
Total current liabilities	(3,164.9)	(115.9)
Non-current liabilities
Long-term borrowings	0.0	0.0
Deferred tax liability	0.0	0.0
Other non-current liabilities	0.0	0.0
Total liabilities	(3,164.9)	(115.9)
Equity:
Total equity	(14,477.2)	(9,666.2)
Total liabilities and equity	(17,642.1)	(9,782.1)
Consolidated
Current assets:
Cash and cash equivalents	135.5	2,982.4	2,239.4	1,482.2
Restricted cash	86.0	54.6
Accounts receivable, net	1,201.2	1,035.1
Inventories	635.4	544.8
Prepaid expenses and other current assets	197.4	566.2
Intercompany Receivable, Current	0.0	0.0
Total current assets	2,255.5	5,183.1
Non-current assets:
Investments	50.8	43.7
Property, plant and equipment, net	828.1	837.5
Other intangible assets, net	9,173.3	4,934.4
Goodwill	4,147.8	2,474.9
Other non-current assets	154.3	158.5
Total assets	16,609.8	13,632.1
Current liabilities:
Accounts payable and accrued expenses	2,050.6	1,909.4
Short-term borrowings	1,511.5	850.0
Intercompany Payables, Current	0.0	0.0
Other current liabilities	144.0	262.5
Total current liabilities	3,706.1	3,021.9
Non-current liabilities
Long-term borrowings	69.9	0.0
Deferred tax liability	2,205.9	1,210.6
Other non-current liabilities	798.8	736.7
Total liabilities	6,780.7	4,969.2
Equity:
Total equity	9,829.1	8,662.9
Total liabilities and equity	16,609.8	13,632.1
Shire Plc ( Parent Guarantor)
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable, net	0.0	0.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	1.9	5.4
Intercompany Receivable, Current	0.0	0.0
Total current assets	1.9	5.4
Non-current assets:
Investments	14,477.2	9,666.2
Property, plant and equipment, net	0.0	0.0
Other intangible assets, net	0.0	0.0
Goodwill	0.0	0.0
Other non-current assets	5.3	6.7
Total assets	14,484.4	9,678.3
Current liabilities:
Accounts payable and accrued expenses	10.0	49.5
Short-term borrowings	1,500.0	850.0
Intercompany Payables, Current	3,145.3	115.9
Other current liabilities	0.0	0.0
Total current liabilities	4,655.3	1,015.4
Non-current liabilities
Long-term borrowings	0.0	0.0
Deferred tax liability	0.0	0.0
Other non-current liabilities	0.0	0.0
Total liabilities	4,655.3	1,015.4
Equity:
Total equity	9,829.1	8,662.9
Total liabilities and equity	14,484.4	9,678.3
SAIIDAC ( Subsidiary issuer)
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable, net	0.0	0.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	9.6	0.0
Intercompany Receivable, Current	0.0	0.0
Total current assets	9.6	0.0
Non-current assets:
Investments	0.0	0.0
Property, plant and equipment, net	0.0	0.0
Other intangible assets, net	0.0	0.0
Goodwill	0.0	0.0
Other non-current assets	8.3	0.0
Total assets	17.9	0.0
Current liabilities:
Accounts payable and accrued expenses	0.0	0.0
Short-term borrowings	0.0	0.0
Intercompany Payables, Current	19.6	0.0
Other current liabilities	0.0	0.0
Total current liabilities	19.6	0.0
Non-current liabilities
Long-term borrowings	0.0	0.0
Deferred tax liability	0.0	0.0
Other non-current liabilities	0.0	0.0
Total liabilities	19.6	0.0
Equity:
Total equity	(1.7)	0.0
Total liabilities and equity	17.9	0.0
Baxalta (Subsidiary Issuer)
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Restricted cash	0.0	0.0
Accounts receivable, net	0.0	0.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	0.0	0.0
Intercompany Receivable, Current	0.0	0.0
Total current assets	0.0	0.0
Non-current assets:
Investments	0.0	0.0
Property, plant and equipment, net	0.0	0.0
Other intangible assets, net	0.0	0.0
Goodwill	0.0	0.0
Other non-current assets	0.0	0.0
Total assets	0.0	0.0
Current liabilities:
Accounts payable and accrued expenses	0.0	0.0
Short-term borrowings	0.0	0.0
Intercompany Payables, Current	0.0	0.0
Other current liabilities	0.0	0.0
Total current liabilities	0.0	0.0
Non-current liabilities
Long-term borrowings	0.0	0.0
Deferred tax liability	0.0	0.0
Other non-current liabilities	0.0	0.0
Total liabilities	0.0	0.0
Equity:
Total equity	0.0	0.0
Total liabilities and equity	0.0	0.0
Non-Guarantor Non-Issuer Subsidiaries
Current assets:
Cash and cash equivalents	135.5	2,982.4	2,239.4	1,482.2
Restricted cash	86.0	54.6
Accounts receivable, net	1,201.2	1,035.1
Inventories	635.4	544.8
Prepaid expenses and other current assets	185.9	560.8
Intercompany Receivable, Current	3,164.9	115.9
Total current assets	5,408.9	5,293.6
Non-current assets:
Investments	50.8	43.7
Property, plant and equipment, net	828.1	837.5
Other intangible assets, net	9,173.3	4,934.4
Goodwill	4,147.8	2,474.9
Other non-current assets	140.7	151.8
Total assets	19,749.6	13,735.9
Current liabilities:
Accounts payable and accrued expenses	2,040.6	1,859.9
Short-term borrowings	11.5	0.0
Intercompany Payables, Current	0.0	0.0
Other current liabilities	144.0	262.5
Total current liabilities	2,196.1	2,122.4
Non-current liabilities
Long-term borrowings	69.9	0.0
Deferred tax liability	2,205.9	1,210.6
Other non-current liabilities	798.8	736.7
Total liabilities	5,270.7	4,069.7
Equity:
Total equity	14,478.9	9,666.2
Total liabilities and equity	19,749.6	13,735.9
Non-Guarantor Subsidiaries of SAIIDAC
Current assets:
Cash and cash equivalents	135.5	2,982.4	2,239.4	1,482.2
Restricted cash	86.0	54.6
Accounts receivable, net	1,201.2	1,035.1
Inventories	635.4	544.8
Prepaid expenses and other current assets	185.9	560.8
Intercompany Receivable, Current	3,164.9	115.9
Total current assets	5,408.9	5,293.6
Non-current assets:
Investments	50.8	43.7
Property, plant and equipment, net	828.1	837.5
Other intangible assets, net	9,173.3	4,934.4
Goodwill	4,147.8	2,474.9
Other non-current assets	140.7	151.8
Total assets	19,749.6	13,735.9
Current liabilities:
Accounts payable and accrued expenses	2,040.6	1,859.9
Short-term borrowings	11.5	0.0
Intercompany Payables, Current	0.0	0.0
Other current liabilities	144.0	262.5
Total current liabilities	2,196.1	2,122.4
Non-current liabilities
Long-term borrowings	69.9	0.0
Deferred tax liability	2,205.9	1,210.6
Other non-current liabilities	798.8	736.7
Total liabilities	5,270.7	4,069.7
Equity:
Total equity	14,478.9	9,666.2
Total liabilities and equity	19,749.6	13,735.9
Non-Guarantor Subsidiaries of Baxalta
Current assets:
Cash and cash equivalents	135.5	2,982.4	$ 2,239.4	$ 1,482.2
Restricted cash	86.0	54.6
Accounts receivable, net	1,201.2	1,035.1
Inventories	635.4	544.8
Prepaid expenses and other current assets	195.5	560.8
Intercompany Receivable, Current	3,164.9	115.9
Total current assets	5,418.5	5,293.6
Non-current assets:
Investments	50.8	43.7
Property, plant and equipment, net	828.1	837.5
Other intangible assets, net	9,173.3	4,934.4
Goodwill	4,147.8	2,474.9
Other non-current assets	149.0	151.8
Total assets	19,767.5	13,735.9
Current liabilities:
Accounts payable and accrued expenses	2,040.6	1,859.9
Short-term borrowings	11.5	0.0
Intercompany Payables, Current	19.6	0.0
Other current liabilities	144.0	262.5
Total current liabilities	2,215.7	2,122.4
Non-current liabilities
Long-term borrowings	69.9	0.0
Deferred tax liability	2,205.9	1,210.6
Other non-current liabilities	798.8	736.7
Total liabilities	5,290.3	4,069.7
Equity:
Total equity	14,477.2	9,666.2
Total liabilities and equity	$ 19,767.5	$ 13,735.9